RETIREMENT PLAN	12 Months Ended
Dec. 31, 2014
RETIREMENT PLAN
RETIREMENT PLAN

NOTE 14 - RETIREMENT PLAN

The Company has a qualified profit sharing plan which covers substantially all employees and includes a 401(k) provision.  Profit sharing contributions, excluding the 401(k) provision, are at the discretion of the Company’s Board of Directors.  Expense recognized in connection with the plan was $729,139, $776,939 and $695,831 in 2014, 2013 and 2012.